Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000249248 | 701094104 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249248 | 363576109 | Arthur J. Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249248 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249248 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249248 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249248 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249248 | 03769M106 | Apollo Global Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249248 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249248 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249248 | 09260D107 | Blackstone Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249248 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249248 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249248 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000249248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000249248 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000249248 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000249248 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000249248 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000217840 | 600551204 | Miller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217840 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217840 | 92552R406 | Viad Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217840 | 71880K101 | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217840 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217840 | 477839104 | John Bean Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217840 | 520776105 | Distribution Solutions Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217840 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217840 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217840 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217840 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217840 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000217840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000217840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000222264 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222264 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222264 | B3DF0Y6 | KB Financial Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222264 | 5671735 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222264 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | B1Y9TB3 | Danone
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | G96629103 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222264 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222264 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222264 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222264 | India
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222264 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222264 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222264 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222264 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222264 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000222264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000222264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222264 | France
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222264 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222264 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222264 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000222264 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222264 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222264 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222265 | United States Treasury Note/Bond, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Bond, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Note/Bond, 4.125, 2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Bond, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.625, 2031-09-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Federal Farm Credit Banks Funding Corp., 5.47, 2034-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222265 | Federal National Mortgage Association, 1.63, 2035-09-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222265 | United States Treasury Note, 3.875, 2034-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222265 | Bank of America Corp., 1.658, 2027-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Freddie Mac REMICS, 5.5, 2049-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222265 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222265 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222265 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222265 | Government Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222265 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222265 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222265 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000222265 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000222266 | United States Treasury Note/Bond, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Bond, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Note/Bond, 4.125, 2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Bond, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.625, 2031-09-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Federal Farm Credit Banks Funding Corp., 5.47, 2034-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222266 | Federal National Mortgage Association, 1.63, 2035-09-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222266 | United States Treasury Note, 3.875, 2034-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222266 | Bank of America Corp., 1.658, 2027-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Freddie Mac REMICS, 5.5, 2049-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222266 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222266 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222266 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222266 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222266 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222266 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222266 | Government Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222266 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222266 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222266 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000222266 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000217841 | Freddie Mac Pool, 4, 2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217841 | ING Groep NV, 3.875, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217841 | American Electric Power Co., Inc., 3.875, 2062-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | United States Treasury Inflation Indexed Bonds, 1.75, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | United States Treasury Inflation Indexed Bonds, 2.125, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | UMBS Fannie Mae Pool, 4.5, 2053-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | Fannie Mae Pool, 3.5, 2051-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217841 | UBS Group AG, 4.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217841 | Discover Financial Services, 5.5, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217841 | Ginnie Mae II Pool, 3.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217841 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217841 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217841 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217841 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000217841 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217841 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000217841 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217842 | Freddie Mac Pool, 4, 2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217842 | ING Groep NV, 3.875, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217842 | American Electric Power Co., Inc., 3.875, 2062-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | United States Treasury Inflation Indexed Bonds, 1.75, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | United States Treasury Inflation Indexed Bonds, 2.125, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | UMBS Fannie Mae Pool, 4.5, 2053-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | Fannie Mae Pool, 3.5, 2051-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217842 | UBS Group AG, 4.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217842 | Discover Financial Services, 5.5, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217842 | Ginnie Mae II Pool, 3.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000217842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217842 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000217842 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%